OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

9.   OTHER CURRENT ASSETS

The breakdown of other current assets is as follows:

	2023	2024
Prepaid frequency license fees - current portion (Note 33c.i)	6,173	6,245
Advances	768	451
Prepaid salaries	276	281
Prepaid rent	71	129
Others (each below Rp100 billion)	442	446
Total	7,730	7,552